Financial Risk Management - Changes in Financial Assets Classified as Level 3 of Fair Value Measurements (Details) - Level 3 [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	₩ 96,064	₩ 48,805
Acquisition	3,286	27,261
Disposal	(414)	(775)
Valuation	(13,315)	6,248
Changes in foreign exchange rates	1,406	2,720
Replacement		11,805
Ending Balance	87,027	96,064
Convertible securities [member]
Disclosure of fair value measurement of assets [line items]
Begining Balance	1,797	2,758
Acquisition	1,329
Valuation	41	224
Changes in foreign exchange rates	(40)
Replacement		(1,185)
Ending Balance	₩ 3,127	₩ 1,797